May 27, 2020
BNY Mellon U.S. Mortgage Fund, Inc.
BNY Mellon U.S. Mortgage Fund, Inc.

May 27, 2020

BNY MELLON U.S. MORTGAGE FUND, INC.

Supplement to Current Summary Prospectus and Prospectus

The following information supplements the information contained in the fund's summary prospectus and prospectus:

Effective June 1, 2020, the fund's investment adviser, BNY Mellon Investment Adviser, Inc. has agreed, until November 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund's Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, .55% and .70%, respectively.  On or after November 30, 2020, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation at any time.